Accrued Expenses and Other Current Liabilities (Details) - Schedule of Accrued Expenses and Other Current Liabilities		Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Deferred offering costs in accrued expenses and other current liabilities		¥ 2,701,406
Accrued payroll and welfare		680,682		515,240
Borrowing from third parties	[1]	647,463		633,157
Other tax payable		389,319		561,604
Others	[2]	420,761		188,025
Total accrued expenses and other current liabilities		¥ 4,839,631	$ 665,955	¥ 1,898,026

[1]	Borrowings from third parties were to supplement working capital for project bidding and these borrowings are usually settled in a short time.
[2]	Others were mainly composed of personal social security costs payable.